Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Benefit Pension Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service costs	₱ 1,016	₱ 1,093	₱ 1,614
Interest costs on benefit obligation	(73)	190	317
Actual gain on plan assets	(3,766)	562	(460)
Overfunded (unfunded) status - net	(3,442)	408	(7,615)
Accrued benefit costs	3,541	482	7,760
Prepaid benefit costs (Note 18)	99	890	145
Curtailment/settlement gains and other adjustments	272	261
Net periodic benefit costs (Note 5)	1,215	1,544	1,931
Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of defined benefit obligations at beginning of the year	15,883	22,298	28,197
Service costs	1,016	1,093	1,614
Interest costs on benefit obligation	1,065	1,173	922
Actuarial losses on obligations – experience	154	78	538
Actuarial losses on obligations – economic assumptions	2,303	(3,972)	(5,502)
Actual benefits paid/settlements	(2,848)	(102)	(3,471)
Curtailment and others	391	(4,685)
Present value of defined benefit obligations at end of the year	17,964	15,883	22,298
Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Actual benefits paid/settlements	(2,510)	(5,313)	(3,471)
Fair value of plan assets at beginning of the year	16,291	14,683	15,000
Actual contributions	4,507	6,359	3,614
Interest income on plan assets	1,138	983	605
Return on plan assets (excluding amount included in net interest)	(4,904)	(421)	(1,065)
Fair value of plan assets at end of the year	₱ 14,522	₱ 16,291	₱ 14,683